Property and Equipment, Net - Additional Information (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Capital lease assets	$ 2.5	$ 2.5
Capital lease accumulated amortization	1.5	0.9
Depreciation and amortization expense	$ 5.7	$ 1.7